Cover	Apr. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2021
Entity Registrant Name	Bankwell Financial Group, Inc.
Entity Incorporation, State	CT
Entity File Number	001-36448
Entity Tax Identification Number	20-8251355
Entity Address, Street Name	258 Elm Street
Entity Address, City	New Canaan
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06840
City Area Code	203
Local Phone Number	652-0166
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of Each Class	Common Stock, no par value pershare
Trading Symbol(s)	BWFG
Name of Each Exchange on Which Registered	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001505732
Amendment Flag	false